Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 03, 2024
Inventory [Line Items]
Inventory write-downs to net realizable value	$ 3,283	$ 7,066
Inventory write-downs, purchased parts	2,272	2,605
Inventory write-downs, finished goods	1,011	2,605
Inventory write down due to contract		4,461
Inventories (note 7)	$ 53,526	$ 67,530
Cespira Joint Venture
Inventory [Line Items]
Inventories (note 7)			$ 13,649